RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 01, 2024	Apr. 29, 2024	May 01, 2022	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2022	Oct. 01, 2024
[custom:AnnualBaseSalaryPercentage-0]				20.00%		20.00%		2000.00%
Description of Postemployment Benefits		Further, the terms of this employment agreement provide that if Mr. Taillon’s employment with the Company is terminated without “cause” (as defined in the agreement) than Mr. Taillon is entitled to a severance payment equal to two years of base salary and a bonus equal to 50% of his annual base salary.
Subsequent Event [Member]
Description of Postemployment Benefits	Subsequent to June 30, 2024, the Company signed a separation agreement to terminate Mr. Ehsan’s employment. The settlement includes: i) a lump sum payment of $
Supplemental Unemployment Benefits, Severance Benefits	$ 100,000
Supplemental Unemployment Benefits, Salary Continuation										$ 7,500
Fair value of vehicle	$ 35,155
Employee Agreement [Member]
Management Fee Expense				$ 62,500	$ 62,500	$ 187,500	$ 187,500	$ 250,000	$ 220,834
Chief Executive Officer [Member] | Employee Agreement [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold								$ 250,000
Related Party Transaction, Description of Transaction								Mr. Ehsan is also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors.
Chief Financial Officer [Member] | Employee Agreement [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold			$ 50,000
Related Party Transaction, Description of Transaction			The CFO is also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors. The employment agreement may be terminated with a termination payment equal to two months of base salary.
Salary and Wage, Excluding Cost of Good and Service Sold				$ 12,500	$ 12,500	37,500	$ 37,500	$ 50,004	$ 20,835
Bradley Taillon [Member] | Employee Agreement [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold		$ 250,000
Salary and Wage, Excluding Cost of Good and Service Sold						59,812
One-time sign-on bonus						50,000
Bradley Taillon [Member] | Employee Agreement [Member] | Minimum [Member]
Additional performance bonuses		50,000
Bradley Taillon [Member] | Employee Agreement [Member] | Maximum [Member]
Additional performance bonuses		$ 750,000
Mr.Taillon [Member] | Employee Agreement [Member]
Related Party Transaction, Description of Transaction		Mr. Taillon is also eligible on an annual basis for a cash bonus of up to 100% of annual salary and additional performance bonuses ranging from $
Mehran Ehsan [Member] | Employee Agreement [Member]
Salary and Wage, Officer, Excluding Cost of Good and Service Sold						$ 250,000
Related Party Transaction, Description of Transaction						Mr. Ehsan is also eligible on an annual basis for a cash bonus of up to 100% of annual salary, subject to the discretion of the board of directors.